Equity	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity

Note 13 — Equity

As of March 31, 2026, the Company had authorized and issued 1,500,000,000 common shares. Common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors. As of March 31, 2026, no common stock dividends have been declared.

Additionally, as of March 31, 2026, the Company had recognized $13.9 million of noncontrolling interest. This relates to the 17,391,000 of EM LLC convertible preferred units that did not convert to New EM common shares as of the Closing Date and were still outstanding as of March 31, 2026. See the discussion below under Convertible Preferred Units for further information regarding these units. The CPU’s recognized in noncontrolling interest will automatically convert to 2,898,499 shares of common stock ninety days after the Closing Date. The noncontrolling interests were not entitled to earnings or losses of the Company during the three months ended March 31, 2026, nor entitled to dividends.

Upon the consummation of the Business Combination, the Company recognized $186.8 million for equity-classified CPU share allocation, as discussed in Note 11 — Fair Value Measurements. This equity amount represents the Company’s future obligation to issue 24,902,106 shares of common stock ninety days after the Closing Date.

As of December 31, 2025, prior to the Business Combination, the Company’s equity structure included participating member units, member non-voting units, and convertible preferred units. The pertinent issuances, rights and privileges of the prior units are discussed below.

Due to the treatment of the Business Combination as a reverse recapitalization (see Note 3 — Reverse Recapitalization), the member units have been retrospectively restated as common shares in the Unaudited condensed consolidated statements of changes in stockholders’ deficit. The convertible preferred units have not been retrospectively restated, however, due to the fact these units were non-participating prior to the Business Combination, and upon the Closing Date, the convertible preferred units converted to common shares. Therefore, due to the difference in presentation, the convertible preferred units are presented separately from the remaining equity structure, separated by the blackline on the Unaudited condensed consolidated statements of changes in stockholders’ deficit.

Member Units:    On May 15, 2025, the Company amended its operating agreement to create a non-voting member unit class. Subject to approval, the Company could issue an unlimited number of non-voting member units and any voting member units can be converted into non-voting member units. As of December 31, 2025, there were 100,000 voting member units and 900,000 non-voting member units issued and outstanding. For further information regarding the retrospective restatement of member units as common shares, refer to Note 3 — Reverse Recapitalization.

The voting and non-voting member units had identical rights and preferences with the exception of voting rights.

Convertible Preferred Units:    Since its inception on February 8, 2024, EM LLC authorized and issued convertible preferred units. The convertible preferred units were accounted for as permanent equity. Certain issuances of convertible preferred units provide the investor an additional share allocation issuance (see Note 10 — Derivative Liabilities). As of December 31, 2025, 59,671,021 convertible preferred units were outstanding. Upon the consummation of the Business Combination, 42,280,021 convertible preferred units converted into 12,640,008 shares of common stock.

The rights, preferences, privileges and restrictions for the convertible preferred units are as follows:

Dividends:    No dividends for the first 36 months after issuance. Thereafter, non-cumulative, simple dividend of 5% per annum accrues on the principal amount, payable annually.

Liquidation preference:    None

Conversion:    Convertible preferred units issued through March 31, 2025 were convertible into New EM common shares at the option of the holder, according to a conversion ratio set forth in the holder’s convertible preferred unit agreement. Convertible preferred units issued between April 1, 2025 and December 31, 2025 will be automatically converted into shares of New EM common shares ninety days after the Closing Date.

The Conversion ratio for convertible preferred units issued as of December 31, 2025 was as follows:

	Convertible Preferred Units	Conversion Ratio	New EM common shares
March 2024	1,100,003	1:1	1,100,003
April 2024	864,655	1:1	864,655
May 2024	1,265,347	1:1	1,265,347
June 2024	2,500,000	5:1	500,000
July 2024	19,500,016	5:1	3,900,003
August 2024	100,000	5:1	20,000
October 2024	5,700,000	5:1	1,140,000
November 2024	500,000	5:1	100,000
December 2024	3,700,000	5:1	740,000
January 2025	500,000	5:1	100,000
February 2025	2,700,000	5:1	540,000
March 2025	1,850,000	5:1	370,000
March 2025	2,000,000	1:1	2,000,000
September 2025	16,550,000	6:1	2,758,333
October 2025	620,000	6:1	103,333
December 2025	221,000	6:1	36,833
Total	59,671,021		15,538,507

Redemption:    The convertible preferred units are not redeemable at the option of the holder, on either a contingent or non-contingent basis.

Voting:    The convertible preferred units are non-voting.